Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The
accompanying consolidated financial statements include the accounts of GeoVax Labs, Inc. together with those of our wholly-owned subsidiary, GeoVax, Inc. All intercompany transactions have been eliminated in consolidation.

Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The
accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve
-month period following the date of these consolidated financial statements. We are devoting substantially all of our present efforts to research and development. We have funded our activities to date from government grants and clinical trial assistance, and from sales of our equity securities. We will continue to require substantial funds to continue our research and development activities.

We believe that our existing cash resources and government funding commitments will be sufficient to continue our planned operations into the
third
quarter of
2018.
Due to our history of operating losses and our continuing need for capital to conduct our research and development activities, there is substantial doubt concerning our ability to operate as a going concern beyond that date. We are currently exploring sources of capital through additional government grants and contracts. We also intend to secure additional funds through sales of our equity securities or by other means. Management believes that we will be successful in securing the additional capital required to continue the Company’s planned operations, but that our plans do not
fully alleviate the substantial doubt about the Company’s ability to operate as a going concern. Additional funding may
not
be available on favorable terms or at all. If we fail to obtain additional capital when needed, we will be required to delay, scale back, or eliminate some or all of our research and development programs as well as reduce our general and administrative expenses.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expense
s during the reporting period. Actual results
may
differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents. Our cash and cash equivalents consist primarily of bank depos its and money market accounts. The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost, less accumulated
depreciation and amortization. Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized. We calculate depreciation using the straight-line method over the estimated useful lives of the assets which range from three
to
five
years. We amortize leasehold improvements using the straight-line method over the term of the related lease.

In
February 2016,
the
Financial Accounting Standards Board (FASB) issued Accounting Standards Update
No.
2016
-
02,
Leases
(ASU
2016
-
02
). ASU
2016
-
02
requires lessees to recognize the assets and liabilities on their balance sheet for the rights and obligations created by most leases and continue to recognize expenses on their income statements over the lease term. It will also require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. The guidance is effective for annual reporting periods beginning after
December 15, 2018,
and interim periods within those years. Early adoption is permitted. We do not
currently know the impact ASU
2016
-
02
will have on our financial statements, which will be dependent upon the nature of any lease obligations we may
have at the time of our adoption of ASU
2016
-
02.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected t
o be generated by such assets. If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Liabilities [Policy Text Block]
Accrued
Expenses

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not
yet been billed by our
third
-party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average numbe
r of common shares outstanding. Common share equivalents consist of common shares issuable upon conversion of convertible preferred stock, and upon exercise of stock options and stock purchase warrants. All common share equivalents are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled approximately
245.3
million,
93.9
million, and
90.3
million at
December 31, 2017,
2016
and
2015,
respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

During the years ended
December 31, 2017,
2016
and
2015,
w
e recognized revenue in accordance with U.S. Securities and Exchange Commission (SEC) Staff Accounting Bulletin
No.
101,
Revenue Recognition in Financial Statements,
as amended by Staff Accounting Bulletin
No.
104,
Revenue Recognition,
(SAB
104
). SAB
104
provides guidance in applying GAAP to revenue recognition issues, and specifically addresses revenue recognition for upfront, nonrefundable fees received in connection with research collaboration agreements. During
2017,
2016
and
2015,
our revenue consisted primarily of grant and contract funding received from the NIH (see Note
5
). Revenue from these arrangements is approximately equal to the costs incurred and is recorded as income as the related costs are incurred.

In
May 2014,
the FASB issued Accounting Standards Update
2014
-
09,
Revenue from Contracts with Customers
(ASU
2014
-
09
), which creates a new Topic, Accounting Standards Codification Topic
606.
The standard is principle-based and provides a
five
-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU
2014
-
09
is effective for the Company beginning
January 1, 2018.
We do
not
believe the adoption of ASU
2014
-
09
will have a material impact on our financial statements.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expense

Research and development expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of
(i) salaries, benefits, and stock-based compensation for personnel, (ii) laboratory supplies and facility-related expenses to conduct development, (iii) fees paid to third
-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (iv) costs related to sponsored research agreements, and (v) the costs to procure and manufacture materials used in clinical trials. These costs are charged to expense as incurred.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]	Patent Costs Our expenditures relating to obtaining and protecting patents are charged to expense when incurred and are included in general and administrative expense.
Reclassification, Policy [Policy Text Block]
Period to Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not
be relied upon as predictive of the results for future periods.

Income Tax, Policy [Policy Text Block]
Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities a nd their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not
that some portion or all of the deferred tax assets will be realized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the aw ard at the grant date. Compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance. Compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair value as calculated by the Black-Scholes option pricing model. We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award. See Note
9
for additional stock-based compensation information.

In
March 2016,
the
FASB issued Accounting Standards Update
2016
-
09,
Improvements to Employee Share-Based Payment Accounting
(“ASU
2016
-
09”
), which amends Accounting Standards Codification Topic
718,
Compensation – Stock Compensation. ASU
2016
-
09
is an attempt to simplify several aspects of the accounting for stock-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. We adopted ASU
2016
-
09
effective
January 1, 2017;
such adoption had
no
material impact on our financial statements.

In
May 2017,
the FASB issued Accounting Standards Update
2017
-
09,
Scope of Modification
Accounting
(“ASU
2017
-
09”
), which amends Accounting Standards Codification Topic
718,
Compensation – Stock Compensation. ASU
2017
-
09
is an attempt to provide clarity and reduce both (
1
) diversity in practice and (
2
) cost and complexity when applying the guidance in Topic
718
Compensation – Stock Compensation, to a change to the terms or conditions of a share-based payment award. ASU
2017
-
09
is effective for the Company beginning
January
1,
2018.
We do
not
believe the adoption of ASU
2017
-
09
will have a material impact on our financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
Other
Recent Accounting Pronouncements

In
July 2017,
the FASB issued Accounting Standards Update
2017
-
11,
(Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception
(“ASU
2017
-
11”
), which amends Accounting Standards Codification Topic
260,
Earnings Per Share, Topic
480,
Distinguishing Liabilities from Equity, and Topic
815,
Derivatives and Hedging. ASU
2017
-
11
changes the classification of certain equity-linked financial instruments (or embedded features) with down round features and clarifies existing disclosure requirements for equity-classified instruments. ASU
2017
-
11
is effective for the Company beginning
January
1,
2019.
We are currently evaluating the impact of the adoption of ASU
2017
-
11
on our financial statements.

Except as discussed above, t
here have been
no
recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not
yet effective, accounting standards if currently adopted would have a material effect on our financial statements.